Stock-based Compensation - Performance Unit Awards - Assumptions (Details) - Performance Unit Awards	12 Months Ended
Dec. 31, 2016 $ / shares
Stock-based Compensation
Forecast period (years)	2 years 7 months 6 days
Risk-free interest rate (as a percent)	1.00%
Jones stock price volatility (as a percent)	71.47%
Expected payout per unit as of the grant date (in dollars per share)	$ 67.38